U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549

                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

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1.   Name and address of issuer:
     Schwartz Investment Trust
     3707 W. Maple Road
     Bloomfield Hills, Michigan 48301
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2.   Name of each series or class of funds for which this notice is filed:
               Schwartz Value Fund

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3.   Investment Company Act File Number: 811-7148

     Securities Act File Number: 33-51626
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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [  ]
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6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              NONE
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                           NONE
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 9.   Number and aggregate sale price of securities sold during the fiscal year:

                                          NUMBER OF SHARES  SALE PRICE
                                          ----------------  ----------
      Schwartz Value Fund                      291,957      $5,771,262



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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
                                          NUMBER OF SHARES  SALE PRICE
                                          ----------------  ----------
     Schwartz Value Fund                       291,957      $5,771,262

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                          NUMBER OF SHARES  SALE PRICE
                                          ----------------  ----------
 Schwartz Value Fund                           182,123     $3,580,547



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12.  Calculation of registration fee:

 (i)      Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):           $ 5,771,262
                                                          ------------
 (ii)     Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):           +   3,580,547
                                                         -------------
 (iii)    Aggregate price of shares redeemed or
          purchased during the fiscal year
          (if applicable):                               -   5,203,945
                                                         -------------
 (iv)     Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable)                     +
                                                         -------------
 (v)      Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                            4,147,864
                                                         -------------
 (vi)     Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                              x .0003448276
                                                         -------------
 (vii)    Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                 $   1,430.30

                                                         =============

Instruction: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17CFR 202.3a).
                                                            [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                          February 16, 1996
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                                SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*    /s/ John F. Splain
                              ----------------------------------------
                              John F. Splain, Assistant Secretary
                              ----------------------------------------
 Date February 20, 1996
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*Please print the name and title of the signing officer below the signature.

                             MGF SERVICE CORP.
                       312 Walnut Street, 21st Floor
                          Cincinnati, Ohio 45202




January 15, 1996

Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

Ladies and Gentlemen:

Re:  Rule 24f-2 Opinion
  ------------------
I have been requested to render an opinion in connection with the filing by Schwartz Investment Trust (herein referred to as the "Trust") of a Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1995 (the "Notice").

Reference is made to paragraph 10 of such Notice, wherein the Trust reports the sale of 291,957 shares during the fiscal year ended December 31, 1995 in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and paragraph 11 of such Notice, wherein the Trust reports the issuance of 182,123 shares in connection with dividend reinvestment plans.

I have examined the Agreement and Declaration of Trust of the Trust as amended to date, the Bylaws of the Trust, records of the Trust concerning certain actions by the Trustees of the Trust, the current Prospectus of the Trust and supplements thereto, and the form of the Rule 24f-2 Notice.

Based upon the foregoing and assuming that all of such shares were sold in accordance with the terms of the Prospectus in effect at the time of sale, in my opinion the above-mentioned shares of the Trust have been legally issued and are fully paid and non-assessable by the Trust.

I consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Trust's Rule 24f-2 Notice for the fiscal year ended December 31, 1995, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940.

Very truly yours,

/s/ Tina D. Hosking

Tina D. Hosking
Counsel